Consolidated Statements of Changes in Total Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity based compensation, tax (in dollars per shares)	$ 0.5	$ 0.7	$ 0.6
Common stock, dividends, per share, declared (in dollars per shares)	$ 0.71	$ 0.56	$ 0.56
Series A preferred stock
Preferred stock, dividends per share, declared (in dollars per shares)	2.25	2.25	2.25
Series B Preferred Stock
Preferred stock, dividends per share, declared (in dollars per shares)	$ 2.13	$ 2.13	$ 2.13